Capital and Capital Reserves (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Issued and paid-in share capital as at January 1	125,770	79,866	19,870
Issued in reverse merger	0	0	30,526
Exercise of share options during the period - Investor-related	0	3,010	11,302
Exercise of share options during the period - Share-Based Payment-related	1,108	2,218	294
Issued not for cash during the period	1,023	12,088	0
Issued for cash during the period	18,571	28,588	17,874
Issued and paid-in share capital as at December 31	146,472	125,770	79,866
Authorized share capital	1,000,000	1,000,000	1,000,000